Exceptional items	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Exceptional items

6. Exceptional items

	2018 $m	2017 Restated $m	2016 $m
Exceptional items before tax
Administrative expenses:
Acquisition and integration costs[a]	(15)	(15)	(13)
Litigation[b]	(18)	—	—
Reorganisation costs[c]	(56)	(36)	—
Pension settlement cost[d]	(15)	—	—

	(104)	(51)	(13)

Other operating income and expenses:
Gain on disposal of equity securities measured at fair value (note 15)	0	73	—

	0	73	—

Impairment charges:
Associates (note 14)	0	(18)	(16)

	0	(18)	(16)

	(104)	4	(29)

Tax
Tax on exceptional items[e]	22	(2)	12
Exceptional tax[f]	5	90	—

	27	88	12

Exceptional items before tax analysed as:
Americas	(36)	37	(29)
EMEAA	(12)	(4)	—
Greater China	(1)	—	—
Central	(55)	(29)	—

	(104)	4	(29)

[a]

In 2018, relates to the acquisitions of Regent (see note 11), the UK portfolio (see note 11), Six Senses (see note 33) and, in 2017 and 2016, related to the cost of integrating Kimpton into the operations of the Group. Kimpton was acquired on 16 January 2015 and the integration programme was completed in 2017.

[b]	Primarily relates to a material settlement agreed in respect of a lawsuit filed against the Group in the Americas region, together with associated legal fees.
[c]

In September 2017, the Group launched a comprehensive efficiency programme funding a series of new strategic initiatives to drive an acceleration in IHG’s future growth. The programme is centred around strengthening the Group’s organisational structure to redeploy resources to leverage scale in the highest opportunity markets and segments. The programme is expected to be completed in 2019. The cost includes consultancy fees of $25m (2017: $24m) and severance costs of $18m (2017: $8m). An additional $47m (2017: $9m) has been charged to the System Fund.

[d]	Arises from the termination of the US funded Inter-Continental Hotels Pension Plan (see note 25).
[e]

In 2018, comprises a current tax credit of $11m on reorganisation costs (2017: $13m), a $5m current tax credit in respect of litigation costs, a $6m tax credit ($5m current tax and $1m deferred tax) arising from the US pension settlement, a $2m current tax credit in respect of acquisition costs and a $2m prior year current tax charge on the sale of a minority investment in 2017 (2017: $28m). In 2017 there was also a $7m (2016: $6m) deferred tax credit in respect of the impairment charge relating to the InterContinental Barclay associate, and a $6m (2016: $5m) deferred tax credit on Kimpton integration costs. In 2016 there was also a $1m credit in respect of other items.

[f]

In 2018, $5m (2017: $32m current tax charge) relates to a prior year current tax credit in respect of the “transition tax” introduced in December 2017 as a result of significant US tax reform. 2017 has been restated to reflect the re-measurement arising from the significant US tax reform on the deferred taxes created or eliminated by IFRS 15. The 2017 restated amounts include a $112m deferred tax credit as a result of the US tax reform and a $10m deferred tax credit representing a reduction in the Group’s unremitted earnings provision.

All items above relate to continuing operations.

LOGO	The above items are treated as exceptional by reason of their size or nature, as further described on page 108.